Intangible Assets (Summary Of Intagible Assets) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended						3 Months Ended
	Dec. 29, 2011	Sep. 29, 2011	Jul. 01, 2010	Dec. 29, 2011		Dec. 30, 2010		Dec. 31, 2009	Jun. 28, 2012	Mar. 31, 2011 Founding Members [Member]	Apr. 01, 2010 Founding Members [Member]
Gross carrying amount, beginning balance				$ 286.0		$ 138.6
Accumulated amortization, beginning balance				(10.8)		(4.4)			(26.5)
Total intangible assets, net, beginning balance				275.2		134.2			280.6
Additions	1.2	14.7		10.4	[1]	151.3	[2]
Amortization				(10.0)		(6.4)		(2.9)
Other				(0.7)	[3]	(3.9)	[3]
Gross carrying amount, ending balance	295.7			295.7		286.0		138.6
Accumulated amortization, ending balance	(20.8)			(20.8)		(10.8)		(4.4)	(26.5)
Total intangible assets, net, ending balance	274.9			274.9		275.2		134.2	280.6
Common membership units issued			6,510,209								2,212,219
Common member units, fair value			$ 111.5							$ 5.5	$ 39.8
Common membership units returned										322,751

[1]	During the first quarter of 2011, NCM LLC’s founding members returned a net 322,751 common membership units to NCM LLC, which is an adjustment to the previously issued common membership units issued in exchange for the rights to exclusive access, in accordance with the ESA, to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded a reduction to the intangible asset at fair value of the common membership units of $5.5 million. During the third quarter of 2011, the Company purchased an intangible asset for $14.7 million and during the fourth quarter of 2011 purchased intangible assets for $1.2 million associated with network affiliate agreements. The assets will be amortized over the term of the respective agreements.
[2]	During the first quarter of 2010, NCM LLC issued 2,212,219 common membership units to its founding members in exchange for the rights to exclusive access to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded an intangible asset at the fair value of $39.8 million. During the second quarter of 2010, NCM LLC issued 6,510,209 common membership units to a subsidiary of AMCE as a result of that subsidiary’s acquisition of Kerasotes Showplace Theatres, LLC (the “AMC Kerasotes Acquisition”). Such issuance provided NCM LLC with exclusive access, in accordance with the ESA, to the net new theatre screens and attendees added by AMCE to NCM LLC’s network since the date of the last annual common unit adjustment through the date of the AMC Kerasotes Acquisition. As a result, NCM LLC recorded an intangible asset at the fair value of the common membership units of $111.5 million.
[3]	See Note 5 for further information on integration payments.